Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Recognized at the Date Of Acquisition
Assets acquired and liabilities recognized at the date of acquisition

US$
Interests in joint ventures	24,726
Property, plant and equipment	135,592
Cash and bank balances	3,860
Accounts receivable	527
Prepayments, deposits and other receivables	20,365
Amount due from a non-controlling shareholder	637
Account payable	(311)
Accruals and other payables	(2,269)
Bank borrowings	(50,849)
Amount due to a non-controlling shareholder	(53,464)
Amount due to AMTD Group	(81,968)

(3,154)

Summary of Reserve Arising on Acquisition

US$
Consideration transferred	268,000
Plus: non-controlling interests of AMTD Digital	(1,019)
Plus: non-controlling interests of AMTD Assets	(336)
Plus: non-controlling interests of AMTD Assets’ subsidiaries	5,355
Less: recognized amounts of net liabilities acquired	3,154

275,154

Summary of Net Cash Inflow on Acquisition	Net cash inflow on acquisition of AMTD Assets

US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	3,860

3,860

The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Recognized at the Date Of Acquisition
Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	27
Accounts receivable	674
Prepayments, other receivables and deposits	301
Property, plant and equipment	333
Intangible assets	25,392
Accounts payables	(402)
Other payables and accruals	(2,068)
Bank borrowings	(37)
Deferred tax liabilities	(2,920)

Net assets acquired	21,300

Summary of Net Cash Inflow on Acquisition	Net cash outflow on acquisition of The Art Newspaper SA

US$
Cash consideration paid	(2,540)
Less: cash and cash equivalents balances acquired	27

(2,513)

Summary of Consideration Transferred	Consideration transferred

US$
Cash	2,540
Ordinary shares of the Company	5,607
Ordinary shares of AMTD Digital	5,607
Other consideration payable	3,077

Net assets acquired	16,831

Summary of Gain Arising on Acquisition	Gain arising on acquisition:

US$
Recognized amounts of net payable assets acquired	21,300
Less: consideration paid/payable	(16,831)

4,469

AMTD Digital [Member]
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Recognized at the Date Of Acquisition
Assets acquired and liabilities recognized at the date of acquisition

US$
Intangible assets	4,808
Goodwill	7,509
Property, plant and equipment	18
Other assets	1,753
Cash and bank balances	13,051
Accounts receivable	7,519
Prepayments, deposits and other receivables	35,581
Due from immediate holding company	317,991
Financial assets at fair value through profit or loss	21,199
Account payable	(1,119)
Accruals and other payables	(8,647)
Tax payable	(3,611)
Deferred tax liabilities	(762)

Total identifiable net assets	395,290

Summary of Reserve Arising on Acquisition
Reserve arising on acquisition:

US$
Consideration transferred	1,155,392
Plus: non-controlling interests (2.91%)	11,427
Plus: non-controlling interests of AMTD Digital’s subsidiaries	2,668
Less: recognized amounts of net assets acquired	(395,290)

774,197

Summary of Net Cash Inflow on Acquisition	Net cash inflow on acquisition of AMTD Digital:

US$
Cash consideration paid	—
Add: cash and cash equivalent balances acquired	13,051

13,051

Summary of Consideration Transferred	Consideration transferred

US$
Fair value of previously held equity interest	162,747
Ordinary shares of the Company	992,645

1,155,392

Lofficiel [Member]
Business Acquisition [Line Items]
Summary of Assets Acquired and Liabilities Recognized at the Date Of Acquisition
Assets acquired and liabilities recognized at the date of acquisition

US$
Cash and bank balances	247
Restricted cash	477
Accounts receivable	1,855
Prepayments, other receivables and deposits	2,745
Intangible assets	92,294
Accounts payables	(11,489)
Other payables and accruals	(11,033)
Provisions	(4,094)
Bank borrowings	(585)
Deferred tax liabilities	(2,769)

Net assets acquired	67,648

Summary of Net Cash Inflow on Acquisition	Net cash outflow on acquisition of L’Officiel

US$
Cash consideration paid	(62,800)
Less: cash and cash equivalents balances acquired	247

(62,553)

Summary of Consideration Transferred	Consideration transferred

US$
Cash	62,800

Summary of Gain Arising on Acquisition	Gain arising on acquisition:

US$
Recognized amounts of net assets acquired	67,648
Less: consideration paid	(62,800)

4,848